PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 7: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31:

	2025	2024
Land	$16,480,260	$—
Furniture and fixtures	812,962	102,415
Machinery and equipment	2,610,290	97,071
Vehicles	713,338	850,642
Property improvements	23,283	16,824
Building	574,758	570,000
Property and Equipment	21,214,891	1,636,952
Less: Accumulated Depreciation	(884,203)	(700,379)
Total	$20,330,688	$936,573

During the year ended December 31, 2025, the Company recorded a loss on disposal of approximately $28,000 for a vehicle that was repossessed by the lender. The Company reduced the carrying value of the associated vehicle loan by the estimated fair value of the vehicle of approximately $56,500 as of the date of the repossession.

During the year ended December 31, 2024, the Company recorded a loss on disposal of approximately $8,000 for a vehicle that was repossessed by the lender. The Company reduced the carrying value of the associated vehicle loan by the estimated fair value of the vehicle of approximately $23,000 as of the date of the repossession.

Depreciation expense was approximately $420,000 and $266,000 for the years ended December 31, 2025 and 2024, respectively.